Risk management activities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Assets	$ 388,798	$ 378,835
Cash	43,214	20,658
Other assets	41,936	39,265
Cash and cash equivalents	46,834	20,658	$ 51,678
Co-investment commitments	72,848	93,528
Reportable segments | Private Strategies Segment
Disclosure of detailed information about financial instruments [line items]
Co-investment commitments	$ 6,700	5,900
Price risk
Disclosure of detailed information about financial instruments [line items]
Percentage change in unobservable input (percent)	5.00%
Change in fair value measurement due to reasonably possible change in unobservable input, recognised in profit or loss	$ 3,900	5,000
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Current debt instruments held	$ 3,600	0
Foreign currency risk | US Dollars
Disclosure of detailed information about financial instruments [line items]
Percentage change in unobservable input (percent)	5.00%
Change in fair value measurement due to reasonably possible change in unobservable input, recognised in profit or loss	$ 5,600	4,900
Assets	63,700	73,200
Cash	24,500	9,700
Accounts receivable	13,200	6,800
Other assets	10,300	8,200
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity under borrowing facilities	75,000
Cash and cash equivalents	$ 46,800	$ 20,700
Liquidity risk | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Proprietary investments, percentage	12.00%	5.00%
Liquidity risk | Current investments
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 24,000	$ 39,700
Proprietary investments, percentage	31.00%	40.00%